Lease liabilities - Changes in lease liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease Liabilities [Line Items]
Balance at beginning of the year	R 326	R 383	R 0
New leases and modifications	67	66	52
Lease liabilities on acquisition of subsidiaries	0	0	133
Repayment of lease liabilities	(142)	(148)	(132)
Interest charge	29	34	34
Re-classification and other	0	(9)	(6)
Foreign currency translation	1	0	0
Balance at end of the year	281	326	383
Current portion of lease liabilities	(104)	(103)	(110)
Non-current lease liabilities	177	223	273
Impact of adopting IFRS 16 on 1 January 2019
Lease Liabilities [Line Items]
Balance at beginning of the year	0	302
Balance at end of the year	R 0	R 0	R 302